Morgan Stanley High Income Advantage Trust
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002

Dear Shareholder:

The 12 months ended September 30, 2002, were extremely volatile for the high-yield market. The terrorist attacks of September 11, 2001, had a profound effect on the economy as well as the fixed-income and equity markets. A flight-to-quality mentality emerged, pushing equities and high-yield security prices sharply lower. However, the high-yield market bounced back over the next seven months. The economic recovery early in 2002 contributed to the improved tone of the market, and strong flows of some $9 billion into the high-yield asset class in January through May pushed prices higher.

However, the high-yield market weakened again during the balance of this review period as the economy slowed and accounting scandals at WorldCom and other companies shocked market participants. WorldCom reported that it had misclassified nearly $3.9 billion in costs, and later announced additional improprieties. This announcement caused the market to fall significantly in late June as investor confidence eroded. The strong inflows into the high-yield asset class stopped as investors withdrew approximately $2 billion in June and July. The size of these net redemptions led to sales by mutual funds and dealers, further lowering prices. There was a short-lived rebound in the second half of August, but the high-yield market saw large outflows in September and the market turned down again to end the period.

On balance, credit spreads in the high-yield market relative to U.S. Treasury securities widened to historically wide levels. Spreads especially widened within the lower-rated portion of the high-yield market as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in sectors related to telecommunications, cable and utilities performed poorly as investors continued to be concerned about accounting scandals and slower economic growth going forward.

Performance and Portfolio Strategy

For the 12-month period ended September 30, 2002, Morgan Stanley High Income Advantage Trust's net asset value (NAV) declined from $1.11 per share on September 30, 2001, to $0.83 per share on September 30, 2002. Based on this change, plus the reinvestment of distributions totaling $0.158 per share, the Trust's total return for the period was -13.53 percent. For the same period, the Trust's market price on the New York Stock Exchange declined from $1.30 per share on September 30, 2001, to $0.81 per share on September 30, 2002. Based on this change, plus the reinvestment of distributions, the Trust's total return for the period was -27.95 percent.

Morgan Stanley High Income Advantage Trust
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

The past three years have been one of the most difficult periods for the high-yield market. As a result of the substantial weakness in the market, high-yield bond prices have declined sharply and yields have risen over much of this period. The Trust's positions in the lower-rated portion of the market and in communications-related industries have been adversely affected. The last five months represented an extension of these difficulties.

The Trust's allocations in the fixed-line communications, wireless communications and cable industries contributed to its disappointing performance during the review period. Fixed-line communications and cable were down by more than 30 percent, and wireless was down 25 percent over the past 12 months, underperforming the rest of the high-yield market. These industries experienced slower revenue growth, higher default rates and many rating downgrades, factors that led to lower prices for most bonds in these industries and thus adversely affecting performance.

Performance was helped by the higher-quality bonds added to the portfolio over the past year, particularly those in the housing and health-care sectors, which performed better than most others in the high-yield market. Finally, an underweighting of the utilities sector helped mitigate losses when this sector came under pressure as a result of accounting concerns.

Over the course of the fiscal year, the Trust's portfolio management team continued to reposition the portfolio for the current market environment. New positions were initiated in many companies, including Starwood Hotels, Collins and Aikman, AutoNation, Dana Corporation, Venetian, Intermet, Metaldyne and Foamex. The team increased the Trust's overall credit quality by buying BB-rated and BBB-rated securities and decreasing its exposure to telecommunications-related industries.

At fiscal year-end the Trust was overweighted toward manufacturing, wireline communications, wireless communications and media, as well as housing. Underweighted positions included consumer products and retailing. The Trust's portfolio management team believes that consumer spending is likely to lag the growth of the overall economy. The Trust also is underweighted toward aerospace, as a result of slow demand in travel.

Agreement and Plan of Reorganization

On July 25, 2002, the Trust's Board of Trustees approved to an Agreement and Plan of Reorganization, pursuant to which, substantially all the assets of the Trust would be combined with the assets of Morgan Stanley High Yield Securities, effectively open-ending the Trust. Shareholders of the Trust would receive Class D shares of Morgan Stanley High Yield Securities

Morgan Stanley High Income Advantage Trust
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

with a value equal to the net asset value of their respective holdings in the Trust. If shareholders of the Trust approve the Agreement and Plan of Reorganization, they would become Class D shareholders of Morgan Stanley High Yield Securities and the shares of the Trust will no longer be listed or traded on the New York Stock Exchange. The approval of the shareholders of Morgan Stanley High Yield Securities is not required.

The Agreement and Plan of Reorganization will be submitted to shareholders of the Trust at a special meeting presently scheduled to take place in December 2002. A proxy statement formally detailing the Agreement and Plan of Reorganization was mailed to shareholders in early October. Morgan Stanley High Income Advantage Trust and Morgan Stanley High Yield Securities are managed by Morgan Stanley Investment Advisors Inc.'s High Yield team.

Looking Ahead

The high-yield market is trading at spreads very close to the historical wide levels seen more than a decade ago. These levels are indicative of a long recessionary period with continued high default rates. Although the spread widening that has occurred over the last few months makes the market look attractive, it is uncertain how long it will take to restore investor confidence. To some extent the high-yield market's returns will depend on whether the economy continues its recovery without an intervening contraction. We believe that the economy will continue on the path of recovery and that investor confidence will recover with it over the coming months. Although timing the high-yield market's turnaround is hard to predict, our long-term outlook for the asset class remains positive.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lowest at the time of purchase.

Morgan Stanley High Income Advantage Trust
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Corporate Bonds (87.7%)
            Advertising/Marketing Services (0.6%)
 $   165    Interep National Radio Sales, Inc. (Series B).............  10.00 %   07/01/08    $   146,025
                                                                                              -----------
            Aerospace & Defense (0.4%)
     435    Loral Space & Communications Ltd. ........................   9.50     01/15/06        108,750
                                                                                              -----------
            Airlines (0.6%)
     295    Air Canada Corp. (Canada).................................  10.25     03/15/11        160,775
                                                                                              -----------
            Alternative Power Generation (0.3%)
     180    Calpine Corp. ............................................   8.50     02/15/11         73,800
                                                                                              -----------
            Auto Parts: O.E.M. (4.9%)
      65    Arvinmeritor, Inc. .......................................   8.75     03/01/12         69,908
      75    Collins & Aikman Products Co. ............................  11.50     04/15/06         68,250
     180    Collins & Aikman Products Co. ............................  10.75     12/31/11        171,900
     355    Dana Corp. ...............................................   9.00     08/15/11        332,812
     105    Dura Operating Corp. (Series B)...........................   8.625    04/15/12        103,950
     175    Intermet Corp. ...........................................   9.75     06/15/09        166,250
      75    Lear Corp. (Series B).....................................   8.11     05/15/09         77,625
     140    Metaldyne Corp. - 144A*...................................  11.00     06/15/12        120,400
     110    Stoneridge, Inc. .........................................  11.50     05/01/12        112,200
                                                                                              -----------
                                                                                                1,223,295
                                                                                              -----------
            Broadcast/Media (1.5%)
     520    Tri-State Outdoor Media Group, Inc. (b)...................  11.00     05/15/08        375,050
                                                                                              -----------
            Broadcasting (1.5%)
     190    Salem Communications Holdings Corp. (Series B)............   9.00     07/01/11        195,700
     120    XM Satellite Radio Inc. ..................................  14.00     03/15/10         50,400
     130    Young Broadcasting Inc. ..................................  10.00     03/01/11        117,000
                                                                                              -----------
                                                                                                  363,100
                                                                                              -----------
            Cable/Satellite TV (4.9%)
   7,000    Australis Holdings Property Ltd. (Australia) (a)(b).......  15.00     11/01/02              0
     295    British Sky Broadcasting Group PLC (United Kingdom).......   8.20     07/15/09        299,424
     435    Callahan Nordrhein Westfalen (Germany) (a)(b).............  14.00     07/15/10         11,419
     530    Charter Communications Holdings Corp./Charter Capital.....  11.75++   05/15/11        185,500
     295    Echostar DBS Corp. - 144A*................................   9.125    01/15/09        277,300
     715    Knology Holdings, Inc. ...................................  11.875++  10/15/07        250,250

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------

 $   300    Ono Finance PLC (United Kingdom)..........................  14.00%    02/15/11    $    66,000
      45    Pegasus Communications Corp. (Series B)...................   9.75     12/01/06         20,250
     350    Telewest Communications PLC (United Kingdom)..............   9.875    02/01/10         61,250
     685    United Pan Europe Communications N.V. (Series B)
              (Netherlands) (b).......................................  10.875    08/01/09         20,550
                                                                                              -----------
                                                                                                1,191,943
                                                                                              -----------
            Casino/Gaming (3.2%)
   1,800    Aladdin Gaming Holdings/Capital Corp. (Series B)..........  13.50++   03/01/10         36,000
     115    Harrahs Operating Co., Inc. ..............................   8.00     02/01/11        132,248
     215    Park Place Entertainment Corp. ...........................   8.875    09/15/08        225,750
   1,200    Resort at Summerlin LP (Series B) (a)(b)..................  13.00     12/15/07              0
     245    Station Casinos, Inc. ....................................   9.875    07/01/10        262,762
     140    Venetian Casino/LV Sands - 144A*..........................  11.00     06/15/10        137,200
                                                                                              -----------
                                                                                                  793,960
                                                                                              -----------
            Cellular Telephone (0.8%)
     100    Dobson/Sygnet Communications Co. .........................  12.25     12/15/08         64,000
   2,900    Dolphin Telecom PLC (Series B) (United Kingdom) (a)(d)....  14.00++   05/15/09              0
   2,700    Dolphin Telecom PLC (United Kingdom) (a)(d)...............  11.50++   06/01/08              0
     176    Tritel PCS, Inc. .........................................  12.75++   05/15/09        130,240
                                                                                              -----------
                                                                                                  194,240
                                                                                              -----------
            Chemicals: Major Diversified (1.5%)
     140    Equistar Chemical/Funding.................................  10.125    09/01/08        125,300
     305    Huntsman ICI Chemicals LLC................................  10.125    07/01/09        253,150
                                                                                              -----------
                                                                                                  378,450
                                                                                              -----------
            Chemicals: Specialty (2.6%)
     115    Acetex Corp. (Canada).....................................  10.875    08/01/09        120,750
      55    Avecia Group PLC (United Kingdom).........................  11.00     07/01/09         52,800
      35    ISP Chemco, Inc. (Series B)...............................  10.25     07/01/11         34,825
     220    ISP Holdings, Inc. (Series B).............................  10.625    12/15/09        198,000
      85    Lyondell Chemical Co. (Series B)..........................   9.875    05/01/07         78,625
     150    Millennium America, Inc. .................................   9.25     06/15/08        151,500
                                                                                              -----------
                                                                                                  636,500
                                                                                              -----------
            Commercial Printing/Forms (1.1%)
     190    Mail-Well I Corp. - 144A*.................................   9.625    03/15/12        131,100
   1,000    Premier Graphics, Inc. (b)................................  11.50     12/01/05         31,250
     125    Quebecor Media, Inc. (Canada).............................  11.125    07/15/11        100,000
      25    Quebecor Media, Inc. (Canada).............................  13.75++   07/15/11         11,250
                                                                                              -----------
                                                                                                  273,600
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------

            Consumer/Business Services (3.2%)
 $ 1,528    Comforce Corp. (Series B).................................  15.00+%   12/01/09    $   458,263
     182    MDC Communications Corp. (Canada).........................  10.50     12/01/06        156,520
     275    Muzak LLC/Muzak Finance Corp. ............................   9.875    03/15/09        192,500
                                                                                              -----------
                                                                                                  807,283
                                                                                              -----------
            Containers/Packaging (2.3%)
     420    Owens-Illinois, Inc. .....................................   7.80     05/15/18        327,600
     105    Pliant Corp. .............................................  13.00     06/01/10         99,750
     150    Riverwood International Corp. ............................  10.875    04/01/08        150,000
                                                                                              -----------
                                                                                                  577,350
                                                                                              -----------
            Diversified - Manufacturing (1.3%)
     430    Eagle-Picher Industries, Inc. ............................   9.375    03/01/08        326,800
                                                                                              -----------
            Electric Utilities (0.6%)
     155    PG&E National Energy Group, Inc. .........................  10.375    05/16/11         41,850
     140    PSEG Energy Holdings - 144A*..............................   8.625    02/15/08        109,200
                                                                                              -----------
                                                                                                  151,050
                                                                                              -----------
            Electronic Components (0.3%)
      80    Flextronics International Ltd. (Singapore)................   9.875    07/01/10         79,600
                                                                                              -----------
            Electronic Distributors (0.9%)
     210    BRL Universal Equipment Corp. ............................   8.875    02/15/08        214,200
   2,000    CHS Electronics, Inc. (a)(b)..............................   9.875    04/15/05         17,500
                                                                                              -----------
                                                                                                  231,700
                                                                                              -----------
            Electronic Equipment/Instruments (0.5%)
     365    High Voltage Engineering, Inc. ...........................  10.75     08/15/04        120,450
                                                                                              -----------
            Electronics/Appliances (0.0%)
   9,000    International Semi-Tech Microelectronics, Inc. (Canada)
              (a)(b)..................................................  11.50     08/15/03            900
                                                                                              -----------
            Engineering & Construction (0.1%)
     100    Encompas Services Corp. ..................................  10.50     05/01/09         12,000
     575    Metromedia Fiber Network, Inc. (a)(b).....................  10.00     12/15/09          1,438
                                                                                              -----------
                                                                                                   13,438
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------

            Environmental Services (2.2%)
 $   300    Allied Waste North America, Inc. (Series B)...............  10.00%    08/01/09    $   276,000
     250    WMX Technologies, Inc. ...................................   7.00     10/15/06        261,740
                                                                                              -----------
                                                                                                  537,740
                                                                                              -----------
            Finance/Rental/Leasing (0.5%)
     140    Ford Motor Credit Co. ....................................   7.25     10/25/11        129,416
                                                                                              -----------
            Financial Conglomerates (0.3%)
      85    Case Credit Corp. ........................................   6.125    02/15/03         83,810
                                                                                              -----------
            Food Distributors (0.9%)
     240    Volume Services America, Inc. ............................  11.25     03/01/09        228,000
                                                                                              -----------
            Food: Meat/Poultry/Fish (2.1%)
     165    Michael Foods, Inc. (Series B)............................  11.75     04/01/11        181,500
     220    Smithfield Foods, Inc. ...................................   7.625    02/15/08        207,900
     130    Smithfield Foods, Inc. (Series B).........................   8.00     10/15/09        128,050
                                                                                              -----------
                                                                                                  517,450
                                                                                              -----------
            Forest Products (2.2%)
     205    Louisiana Pacific Corp. ..................................  10.875    11/15/08        213,200
      75    Louisiana Pacific Corp. ..................................   8.875    08/15/10         80,923
     245    Tembec Industries, Inc. (Canada)..........................   8.50     02/01/11        243,775
                                                                                              -----------
                                                                                                  537,898
                                                                                              -----------
            Gas Distributors (0.2%)
     170    Dynegy Holdings Inc. .....................................   6.875    04/01/11         49,300
                                                                                              -----------
            Home Building (2.7%)
     275    Schuler Homes, Inc. ......................................   9.375    07/15/09        273,625
     115    Tech Olympic USA, Inc. - 144A*............................  10.375    07/01/12        105,225
     105    Tech Olympic USA, Inc. - 144A*............................   9.00     07/01/10         96,075
     210    Toll Corp. ...............................................   8.25     02/01/11        206,850
                                                                                              -----------
                                                                                                  681,775
                                                                                              -----------
            Hospital/Nursing Management (1.2%)
     255    HCA, Inc. ................................................   8.75     09/01/10        291,754
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------

            Hotels/Resorts/Cruiselines(3.9%)
 $    80    Hilton Hotels Corp. ......................................   7.95%    04/15/07    $    83,282
     235    HMH Properties, Inc. (Series B)...........................   7.875    08/01/08        219,725
     260    Horseshoe Gaming Holding Corp. (Series B).................   8.625    05/15/09        271,699
     195    Prime Hospitality Corp. (Series B)........................   8.375    05/01/12        185,250
      40    Starwood Hotels & Resorts Worldwide, Inc. - 144A*.........   7.375    05/01/07         38,800
     165    Starwood Hotels & Resorts Worldwide, Inc. - 144A*.........   7.875    05/01/12        160,463
                                                                                              -----------
                                                                                                  959,219
                                                                                              -----------
            Industrial Conglomerates (0.4%)
     110    Tyco International Group S.A. (Luxembourg)................   6.75     02/15/11         90,750
                                                                                              -----------
            Industrial Specialties (2.3%)
     195    Foamex LP/Capital Corp. - 144A*...........................  10.75     04/01/09        175,500
     120    Johnsondiversey, Inc. - 144A*.............................   9.625    05/15/12        119,700
      65    Tekni-Plex, Inc. (Series B)...............................  12.75     06/15/10         63,700
      50    Tekni-Plex, Inc. - 144A*..................................  12.75     06/15/10         49,000
     165    UCAR Finance, Inc. .......................................  10.25     02/15/12        156,750
                                                                                              -----------
                                                                                                  564,650
                                                                                              -----------
            Internet Software/Services (1.4%)
     445    Exodus Communications, Inc. (a)(b)........................  11.625    07/15/10         26,700
   1,000    Globix Corp. (a)(b).......................................  12.50     02/01/10        180,000
     500    PSINet, Inc. (a)(b).......................................  10.50     12/01/06         50,625
   1,000    PSINet, Inc. (a)(b).......................................  11.00     08/01/09        101,250
                                                                                              -----------
                                                                                                  358,575
                                                                                              -----------
            Investment Managers (0.8%)
     195    MDP Acquisitions PLC (Ireland) - 144A*....................   9.625    10/01/12        192,563
                                                                                              -----------
            Managed Health Care (1.9%)
     290    Aetna, Inc. ..............................................   7.875    03/01/11        317,449
     135    Health Net, Inc. .........................................   8.375    04/15/11        160,035
                                                                                              -----------
                                                                                                  477,484
                                                                                              -----------
            Media Conglomerates (1.4%)
     175    AOL Time Warner, Inc. ....................................   6.875    05/01/12        159,250
     195    Nextmedia Operating, Inc. ................................  10.75     07/01/11        191,100
                                                                                              -----------
                                                                                                  350,350
                                                                                              -----------
            Medical Distributors (0.8%)
     200    AmerisourceBergen Corp. ..................................   8.125    09/01/08        209,500
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------

            Medical/Nursing Services (1.0%)
 $   300    Fresenius Medical Care Capital Trust......................   7.875%   06/15/11    $   244,500
                                                                                              -----------
            Metals Fabrications (0.6%)
     165    Trimas Corp. - 144A*......................................   9.875    06/15/12        161,700
                                                                                              -----------
            Movies/Entertainment (1.6%)
     255    Alliance Atlantis Communications, Inc. (Canada)...........  13.00     12/15/09        270,300
     155    Six Flags, Inc. ..........................................   8.875    02/01/10        127,100
                                                                                              -----------
                                                                                                  397,400
                                                                                              -----------
            Office Equipment/Supplies (0.0%)
   2,400    Mosler, Inc. (a)(b).......................................  11.00     04/15/03              0
                                                                                              -----------
            Oil & Gas Production (3.3%)
     305    Chesapeake Energy Corp. ..................................   8.125    04/01/11        305,000
      95    Magnum Hunter Resources, Inc. ............................   9.60     03/15/12         98,800
     110    Stone Energy Corp. .......................................   8.25     12/15/11        112,750
     320    Vintage Petroleum, Inc. ..................................   7.875    05/15/11        304,000
                                                                                              -----------
                                                                                                  820,550
                                                                                              -----------
            Oil Refining/Marketing (1.3%)
     185    Husky Oil Ltd. (Canada)...................................   8.90     08/15/28        209,999
     225    Tesoro Petroleum Corp. - 144A*............................   9.625    04/01/12        126,000
                                                                                              -----------
                                                                                                  335,999
                                                                                              -----------
            Oilfield Services/Equipment (0.8%)
     120    Hanover Equipment Trust - 144A*...........................   8.50     09/01/08        111,600
     105    Hanover Equipment Trust - 144A*...........................   8.75     09/01/11         97,125
                                                                                              -----------
                                                                                                  208,725
                                                                                              -----------
            Other Metals/Minerals (0.9%)
     155    Murrin Murrin Holdings Property Ltd. (Australia) (b)......   9.375    08/31/07         37,975
     190    Phelps Dodge Corp. .......................................   8.75     06/01/11        193,298
                                                                                              -----------
                                                                                                  231,273
                                                                                              -----------
            Publishing: Books/Magazines (0.7%)
     240    PRIMEDIA, Inc. ...........................................   8.875    05/15/11        180,000
                                                                                              -----------
            Publishing: Newspapers (0.7%)
     190    Hollinger Participation Trust (Canada) - 144A*............  12.125+   11/15/10        165,203
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------

            Pulp & Paper (0.8%)
 $   210    Norske Skog Canada Ltd. (Canada)..........................   8.625%   06/15/11    $   199,500
                                                                                              -----------
            Real Estate Development (0.8%)
     225    CB Richard Ellis Services, Inc. ..........................  11.25     06/15/11        199,125
                                                                                              -----------
            Real Estate Investment Trust (0.5%)
     125    Istar Financial, Inc. ....................................   8.75     08/15/08        129,795
                                                                                              -----------
            Recreational Products (1.2%)
     275    International Game Technology.............................   8.375    05/15/09        299,063
                                                                                              -----------
            Restaurants (2.6%)
  12,252    American Restaurant Group Holdings, Inc. - 144A* (c)......   0.00     12/15/05        374,896
   3,000    FRD Acquisition Corp. (Series B) (a)(b)...................  12.50     07/15/04        273,750
                                                                                              -----------
                                                                                                  648,646
                                                                                              -----------
            Savings Banks (0.2%)
      45    Golden State Holdings, Inc. ..............................   7.125    08/01/05         49,035
                                                                                              -----------
            Semiconductors (0.6%)
      50    Fairchild Semiconductors Corp. ...........................  10.375    10/01/07         51,500
      85    Fairchild Semiconductors Corp. ...........................  10.50     02/01/09         88,400
                                                                                              -----------
                                                                                                  139,900
                                                                                              -----------
            Services to the Health Industry (1.9%)
     150    Anthem Insurance - 144A*..................................   9.125    04/01/10        182,607
      90    Healthsouth Corp. - 144A*.................................   7.625    06/01/12         62,550
     215    Omnicare, Inc. (Series B).................................   8.125    03/15/11        224,137
                                                                                              -----------
                                                                                                  469,294
                                                                                              -----------
            Specialty Stores (0.6%)
     145    AutoNation, Inc. .........................................   9.00     08/01/08        148,625
                                                                                              -----------
            Specialty Telecommunications (3.7%)
     205    American Tower Corp. .....................................   9.375    02/01/09        120,950
   2,000    Birch Telecom, Inc. (a)(b)................................  14.00     06/15/08            200
     600    DTI Holdings, Inc. (Series B) (a)(d)......................  12.50++   03/01/08             60
   1,050    Esprit Telecom Group PLC (United Kingdom) (b).............  11.50     12/15/07              0
   1,000    Esprit Telecom Group PLC (United Kingdom) (b).............  10.875    06/15/08              0
   3,400    Firstworld Communications, Inc. (a)(d)....................  13.00++   04/15/08        306,000

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------

 $   425    Global Crossing Holdings, Ltd. (Bermuda) (a)(b)...........   8.70%    08/01/07    $     6,906
     225    Global Crossing Holdings, Ltd. (Bermuda) (a)(b)...........   9.50     11/15/09          3,656
     990    GT Group Telecom, Inc. (Canada) (a)(d)....................  13.25++   02/01/10             99
     570    Primus Telecommunications Group, Inc. (Series B)..........   9.875    05/15/08        285,000
     500    Versatel Telecom International N.V. (Netherlands).........  13.25     05/15/08        133,750
   1,415    World Access, Inc. (a)(b)(c)..............................  13.25     01/15/08         63,675
     500    Worldwide Fiber Inc. (Canada) (a)(b)......................  12.00     08/01/09             50
                                                                                              -----------
                                                                                                  920,346
                                                                                              -----------
            Steel (0.5%)
     135    Oregon Steel Millls, Inc. - 144A*.........................  10.00     07/15/09        135,000
                                                                                              -----------
            Telecommunications (0.8%)
   2,500    e. Spire Communications, Inc. (a)(b)......................  13.75     07/15/07            250
     747    Focal Communications Corp. (Series B).....................  12.125++  02/15/08         29,880
     500    Hyperion Telecommunication, Inc. (Series B) (b)...........  12.25     09/01/04         32,500
     550    NEXTLINK Communications LLC (a)(b)........................  12.50     04/15/06          2,750
   1,800    Rhythms Netconnections, Inc. (a)(b).......................  12.75     04/15/09         42,750
   1,400    Rhythms Netconnections, Inc. (a)(b).......................  14.00     02/15/10         33,250
     500    Startec Global Communications Corp. (a)(b)................  12.00     05/15/08             50
      99    WorldCom, Inc. (a)(b).....................................   6.95     08/15/28         11,880
     385    WorldCom, Inc. (a)(b).....................................   8.25     05/15/31         46,200
                                                                                              -----------
                                                                                                  199,510
                                                                                              -----------
            Trucks/Construction/Farm Machinery (2.2%)
      90    Case Corp. (Series B).....................................   6.25     12/01/03         87,300
     325    J.B. Poindexter & Co., Inc. ..............................  12.50     05/15/04        292,500
     110    Manitowoc Co., Inc. (The) - 144A*.........................  10.50     08/01/12        114,950
      55    NMHG Holding Co. .........................................  10.00     05/15/09         55,550
                                                                                              -----------
                                                                                                  550,300
                                                                                              -----------
            Wholesale Distributors (1.3%)
     170    Burhmann US, Inc. ........................................  12.25     11/01/09        170,850
     115    Fisher Scientific International, Inc. ....................   7.125    12/15/05        115,288
      40    Fisher Scientific International, Inc. ....................   9.00     02/01/08         41,100
                                                                                              -----------
                                                                                                  327,238
                                                                                              -----------
            Wireless Telecommunications (0.8%)
     300    American Cellular Corp. ..................................   9.50     10/15/09         39,000
     147    Arch Wireless Holdings, Inc. .............................  10.00     05/15/07        114,853
      79    Arch Wireless Holdings, Inc. .............................  12.00     05/15/09         22,120
   8,000    CellNet Data Systems, Inc. (a)(d).........................  14.00++   10/01/07            800

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------

 $ 1,000    Globalstar LP/Capital Corp. (a)(b)........................  11.50%    06/01/05    $    30,000
   1,000    WinStar Communications, Inc. (a)(b).......................  12.75     04/15/10            100
                                                                                              -----------
                                                                                                  206,873
                                                                                              -----------
            Total Corporate Bonds (Cost $78,686,944).......................................    21,855,893
                                                                                              -----------
NUMBER OF
 SHARES
---------
            Broadcasting (0.6%)
      26    Paxson Communications Corp.+...................................................       137,815
                                                                                              -----------
            Cellular Telephone (1.0%)
     270    Dobson Communications Corp.+...................................................        70,200
     276    Nextel Communications, Inc. (Series D)+........................................       187,830
                                                                                              -----------
                                                                                                  258,030
                                                                                              -----------
            Electric Utilities (1.0%)
     286    TNP Enterprises, Inc. (Series D)+..............................................       250,250
                                                                                              -----------
            Publishing: Books/Magazines (0.0%)
     235    PRIMEDIA, Inc. ................................................................         8,460
                                                                                              -----------
            Restaurants (0.4%)
      94    FRD Acquisition Co. (Units)++..................................................        94,000
                                                                                              -----------
            Specialty Telecommunications (0.2%)
     330    Broadwing Communications, Inc. (Series B)......................................        33,000
       1    Crown Castle International Corp.+..............................................           576
      81    Intermedia Communications, Inc. (Series B)+....................................           806
   2,128    McLeodUSA, Inc. (Series A) $0.44 (Conv.).......................................         3,192
   7,761    XO Communications, Inc. .......................................................            78
                                                                                              -----------
                                                                                                   37,652
                                                                                              -----------
            Telecommunication Equipment (1.4%)
 919,053    FWT, Inc. (Class A) (c)........................................................       367,621
                                                                                              -----------
            Total Preferred Stocks (Cost $5,017,646).......................................     1,153,828
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

NUMBER OF
 SHARES                                                                                          VALUE
---------------------------------------------------------------------------------------------------------

            Common Stocks (1.9%)
            Aerospace & Defense (0.1%)
   6,111    Orbital Sciences Corp. (c).....................................................   $    20,778
                                                                                              -----------
            Apparel/Footwear Retail (0.0%)
 946,890    County Seat Stores, Inc. (c)...................................................             0
                                                                                              -----------
            Casino/Gaming (0.0%)
   2,000    Fitzgeralds Gaming Corp. ......................................................             0
                                                                                              -----------
            Consumer/Business Services (1.1%)
  16,900    Anacomp Inc. (Class A) (c).....................................................       295,750
                                                                                              -----------
            Foods: Specialty/Candy (0.0%)
     835    SFAC New Holdings, Inc. (c)....................................................             0
     153    SFFB Holdings, Inc. (c)........................................................             0
 180,000    Specialty Foods Acquisition Corp. - 144A*......................................             0
                                                                                              -----------
                                                                                                        0
                                                                                              -----------
            Medical Specialties (0.1%)
   3,252    MEDIQ, Inc. (c)................................................................        17,658
                                                                                              -----------
            Medical/Nursing Services (0.0%)
 211,076    Raintree Healthcare Corp. (c)..................................................             0
                                                                                              -----------
            Motor Vehicles (0.0%)
     113    Northern Holdings Industrial Corp. (c)*........................................             0
                                                                                              -----------
            Restaurants (0.0%)
   9,500    American Restaurant Group Holdings, Inc. - 144A*...............................             0
                                                                                              -----------
            Specialty Telecommunications (0.1%)
  72,397    Mpower Holding Corp. (c).......................................................         6,515
   1,111    Versatel Telecom International N.V. (ADR) (Netherlands)........................         3,611
   8,230    Viatel Holding (Bermuda) Ltd. (c)..............................................         4,197
   6,284    World Access, Inc. (c).........................................................            13
                                                                                              -----------
                                                                                                   14,336
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

NUMBER OF
 SHARES                                                                                          VALUE
---------------------------------------------------------------------------------------------------------

            Telecommunication Equipment (0.0%)
  80,266    FWT, Inc. (Class A) (c)........................................................   $       803
                                                                                              -----------
            Telecommunications (0.4%)
  63,349    Covad Communications Group, Inc. (c)...........................................        93,123
   4,216    Focal Communications Corp. (c).................................................         2,108
                                                                                              -----------
                                                                                                   95,231
                                                                                              -----------
            Textiles (0.0%)
 223,846    United States Leather, Inc. (c)................................................             0
                                                                                              -----------
            Wireless Telecommunications (0.1%)
  11,532    Arch Wireless, Inc. (c)........................................................         6,343
  35,447    Motient Corp. (c)..............................................................        30,130
  13,098    Vast Solutions, Inc. (Class B1) (c)............................................             0
  13,098    Vast Solutions, Inc. (Class B2) (c)............................................             0
  13,098    Vast Solutions, Inc. (Class B3) (c)............................................             0
                                                                                              -----------
                                                                                                   36,473
                                                                                              -----------
            Total Common Stocks (Cost $30,895,832).........................................       481,029
                                                                                              -----------
PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                               RATE       DATE
---------                                                               ------   ----------
            Convertible Bonds (1.3%)
            Electronic Components (0.7%)
 $   410    Solectron Corp. ..........................................   0.00%    11/20/20        162,462
                                                                                              -----------
            Telecommunication Equipment (0.6%)
     365    Corning Inc. .............................................   0.00     11/08/15        159,688
                                                                                              -----------
            Total Convertible Bonds (Cost $406,241)........................................       322,150
                                                                                              -----------
NUMBER OF                                                                        EXPIRATION
WARRANTS                                                                           DATE
---------                                                                        ----------
            Warrants (0.0%)
            Aerospace & Defense (0.0%)
   5,000    Sabreliner Corp. - 144A*..........................................    04/15/03              0
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

NUMBER OF                                                                        EXPIRATION
WARRANTS                                                                            DATE         VALUE
---------------------------------------------------------------------------------------------------------

            Broadcasting) (0.0%)
     250    XM Satellite Radio, Inc. - 144A*..................................    03/15/10    $       500
                                                                                              -----------
            Cable/Satellite TV (0.0%)
     300    Ono Finance PLC (United Kingdom) - 144A*..........................    05/31/09              0
                                                                                              -----------
            Casino/Gaming (0.0%)
  35,000    Aladdin Gaming Holdings LLC - 144A*...............................    03/01/10              0
   1,000    Resort At Summerlin LP - 144A*....................................    12/15/07              0
                                                                                              -----------
                                                                                                        0
                                                                                              -----------
            Electric Utilities (0.0%)
     285    TNP Enterprises, Inc. - 144A*.....................................    04/01/11          7,125
                                                                                              -----------
            Internet Software/Services (0.0%)
   3,400    Verado Holdings, Inc. - 144A*.....................................    04/15/08              0
                                                                                              -----------
            Specialty Telecommunications (0.0%)
   2,000    Birch Telecom Inc. ...............................................    06/15/08              0
     990    GT Group Telecom, Inc. (Canada) - 144A*...........................    02/01/10             10
   4,716    McLeodUSA, Inc. ..................................................    04/16/07            189
                                                                                              -----------
                                                                                                      199
                                                                                              -----------
            Telecommunications (0.0%)
     500    Startec Global Communications Corp. - 144A*.......................    05/15/08              0
                                                                                              -----------
            Total Warrants (Cost $228,124).................................................         7,824
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term Investment (2.8%)
            Repurchase Agreement
$    689    Joint repurchase agreement account (dated 09/30/02;
              proceeds $689,037) (e) (Cost $689,000)..................  1.915%    10/01/02    $   689,000
                                                                                              -----------
            Total Investments (Cost $115,923,787) (f)...................              98.3%    24,509,724
            Other Assets In Excess Of Liabilities.......................               1.7        427,724
                                                                                     -----    -----------
            Net Assets..................................................             100.0%   $24,937,448
                                                                                     =====    ===========

---------------------

    ADR  American Depository Receipt.
     *   Resale is restricted to qualified institutional investors.
     +   Payment-in-kind security.
    ++   Currently a zero coupon bond and is scheduled to pay
         interest at the rate shown at a future specified date.
    ++   Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
    (a)  Issuer in bankruptcy.
    (b)  Non-income producing security; bond in default.
    (c)  Acquired through exchange offer.
    (d)  Non-income producing securities.
    (e)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (f)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $413,747 and the aggregate gross unrealized depreciation is $91,827,810,
         resulting in net unrealized depreciation of $91,414,063.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2002

Assets:
Investments in securities, at value
  (cost $115,923,787).......................................  $  24,509,724
Receivable for:
    Interest................................................        562,418
    Investments sold........................................         69,293
Prepaid expenses and other assets...........................          9,262
                                                              -------------
    Total Assets............................................     25,150,697
                                                              -------------
Liabilities:
Payable for:
    Investments purchased...................................         31,866
    Investment management fee...............................         16,208
Payable to bank.............................................         12,531
Accrued expenses and other payables.........................        152,644
                                                              -------------
    Total Liabilities.......................................        213,249
                                                              -------------
    Net Assets..............................................  $  24,937,448
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................  $ 215,304,383
Net unrealized depreciation.................................    (91,414,063)
Dividends in excess of net investment income................       (978,388)
Accumulated net realized loss...............................    (97,974,484)
                                                              -------------
    Net Assets..............................................  $  24,937,448
                                                              =============
Net Asset Value Per Share,
  29,935,152 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................          $0.83
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended September 30, 2002

Net Investment Income:

Income:
Interest....................................................  $  4,799,496
Dividends...................................................        33,287
                                                              ------------
    Total Income............................................     4,832,783
                                                              ------------
Expenses
Investment management fee...................................       222,775
Transfer agent fees and expenses............................        88,385
Professional fees...........................................        62,200
Shareholder reports and notices.............................        30,847
Registration fees...........................................        21,630
Custodian fees..............................................        20,738
Trustees' fees and expenses.................................        17,506
Other.......................................................         7,853
                                                              ------------
    Total Expenses..........................................       471,934
                                                              ------------
    Net Investment Income...................................     4,360,849
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (17,497,481)
Net change in unrealized depreciation.......................     9,457,789
                                                              ------------
    Net Loss................................................    (8,039,692)
                                                              ------------
Net Decrease................................................  $ (3,678,843)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE YEAR         FOR THE YEAR
                                                                   ENDED                ENDED
                                                              SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
                                                                 ------------         ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................     $  4,360,849         $  8,596,787
Net realized loss...........................................      (17,497,481)         (20,917,698)
Net change in unrealized depreciation.......................        9,457,789          (19,081,896)
                                                                 ------------         ------------
    Net Decrease............................................       (3,678,843)         (31,402,807)
                                                                 ------------         ------------

Dividends and Distributions to Shareholders from:
Net investment income.......................................       (4,501,851)         (10,558,684)
Paid-in-capital.............................................         (236,059)           --
                                                                 ------------         ------------
    Total Dividends and Distributions.......................       (4,737,910)         (10,558,684)
                                                                 ------------         ------------

Decrease from transactions in shares of beneficial
  interest..................................................          (54,418)           --
                                                                 ------------         ------------

    Net Decrease............................................       (8,471,171)         (41,961,491)
Net Assets:
Beginning of period.........................................       33,408,619           75,370,110
                                                                 ------------         ------------
End of Period
(Including dividends in excess of net investment income of
$978,388 and $1,070,175, respectively)......................     $ 24,937,448         $ 33,408,619
                                                                 ============         ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002

1. Organization and Accounting Policies

Morgan Stanley High Income Advantage Trust (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust was organized as a Massachusetts business trust on June 17, 1987 and commenced operations on October 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess net realized capital gains. To extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays a management fee, accrued weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2002 aggregated $12,901,171 and $13,579,101, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At September 30, 2002, the Trust had transfer agent fees and expenses payable of approximately $13,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,407. At September 30, 2002, the Trust had an accrued pension liability of $57,986, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2000.................................  29,997,052   $299,970    $230,613,190
Reclassification due to permanent book/tax differences......          --         --        (113,431)
                                                              ----------   --------    ------------
Balance, September 30, 2001.................................  29,997,052   $299,970    $230,499,759
Treasury shares purchased and retired (weighted average
  discount 2.78%)*..........................................     (61,900)      (619)        (53,799)
Reclassification due to permanent book/tax differences and
  distribution from paid-in-capital.........................          --         --     (15,440,928)
                                                              ----------   --------    ------------
Balance, September 30, 2002.................................  29,935,152   $299,351    $215,005,032
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

5. Dividends

The Trust declared the following dividends from net investment income:

     DECLARATION         AMOUNT         RECORD            PAYABLE
        DATE            PER SHARE        DATE              DATE
---------------------   ---------  ----------------  -----------------
September 24, 2002      $0.01125   October 4, 2002   October 18, 2002
 October 29, 2002       $0.01125   November 8, 2002  November 22, 2002

6. Federal Income Tax Status

At September 30, 2002, the Trust had a net capital loss carryover of approximately $80,282,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

                             AMOUNT IN THOUSANDS
-----------------------------------------------------------------------------
        2003             2005     2006      2007     2008     2009     2010
---------------------   ------   -------   ------   ------   ------   -------
       $26,684          $6,214   $14,070   $3,307   $3,112   $4,543   $22,352
       =======          ======   =======   ======   ======   ======   =======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $17,532,000 during fiscal 2002.

As of September 30, 2002, the Trust had temporary book/tax differences primarily attributable to post-October losses, book amortization of premium on debt securities and interest on bonds in default and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $15,204,869, accumulated net realized loss was credited $15,195,112 and dividends in excess of net investment income was credited $9,757.

7. Change in Accounting Policy

Effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $223,032 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the year ended September 30, 2002 was to increase net investment income by $165,781; increase unrealized depreciation by $175,538 and decrease net realized losses

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

by $9,757. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

8. Merger

On July 25, 2002, the Board of Trustees of the Trust and Morgan Stanley High Yield Securities Inc. ("High Yield") approved a plan of reorganization whereby the Trust would be merged into High Yield. The Plan of reorganization is subject to the consent of the Trust's shareholders at a meeting to be held on December 10, 2002. If approved, the assets of the Trust would be combined with the assets of High Yield and shareholders of the Trust would become Class D shareholders of High Yield, receiving Class D shares of High Yield equal to the value of their holdings in the Trust.

Morgan Stanley High Income Advantage Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED SEPTEMBER 30,
                                                             ---------------------------------------------------------
                                                               2002        2001        2000        1999        1998
                                                             ---------   ---------   ---------   ---------   ---------
Selected Per Share Data:

Net asset value, beginning of period.......................     $1.11       $2.51       $3.51       $4.44       $5.18
                                                                -----       -----       -----       -----       -----

Income (loss) from investment operations:
    Net investment income..................................      0.15(1)     0.29        0.51        0.57        0.62
    Net realized and unrealized loss.......................     (0.27)(1)   (1.34)      (0.97)      (0.89)      (0.72)
                                                                -----       -----       -----       -----       -----

Total loss from investment operations......................     (0.12)      (1.05)      (0.46)      (0.32)      (0.10)
                                                                -----       -----       -----       -----       -----

Less dividends and distributions from:
    Net investment income..................................     (0.15)      (0.35)      (0.54)      (0.61)      (0.64)
    Paid-in-capital........................................     (0.01)      --          --          --          --
                                                                -----       -----       -----       -----       -----

Total dividends and distributions..........................     (0.16)      (0.35)      (0.54)      (0.61)      (0.64)
                                                                -----       -----       -----       -----       -----

Net asset value, end of period.............................     $0.83       $1.11       $2.51       $3.51       $4.44
                                                                =====       =====       =====       =====       =====

Market value, end of period................................     $0.81       $1.30       $3.50       $4.25       $5.25
                                                                =====       =====       =====       =====       =====

Total Return+..............................................    (27.95)%    (56.83)%     (4.71)%     (8.83)%     (6.52)%

Ratios to Average Net Assets:
Expenses...................................................      1.60%       1.32%       1.05%       1.00%       0.95%

Net investment income......................................     14.82%(1)   16.89%      16.44%      14.36%      12.58%

Supplemental Data:
Net assets, end of period, in thousands....................   $24,937     $33,409     $75,370    $105,318    $133,222

Portfolio turnover rate....................................        46%         66%         16%         51%        105%

---------------------

     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.56%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley High Income Advantage Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Income Advantage Trust (the "Fund") formerly Morgan Stanley Dean Witter High Income Advantage Trust, including the portfolio of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Income Advantage Trust as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 11, 2002

Morgan Stanley High Income Advantage Trust

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Michael Bozic (61)                     Trustee      Since April     Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        1994            Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Since January   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             1993            Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Since           Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley High Income Advantage Trust

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Since July      Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Since July      Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           1991            and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley High Income Advantage Trust

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (69)     Chairman and Trustee   Since July      Chairman and Director or Trustee of the          129
c/o Morgan Stanley Trust                               1991            Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                           Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                             Officer and Director of the Investment
Jersey City, NJ                                                        Manager, the Distributor and Morgan Stanley
                                                                       Services, Executive Vice President and
                                                                       Director of Morgan Stanley DW, Chairman and
                                                                       Director of the Transfer Agent, and
                                                                       Director and/or officer of various Morgan
                                                                       Stanley subsidiaries (until June 1998) and
                                                                       Chief Executive Officer of the Morgan
                                                                       Stanley Fund and the TCW/DW Trusts (until
                                                                       September 2002).

James F. Higgins (54)           Trustee                Since June      Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               2000            August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (59)          Trustee                Since April     Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          1994            Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley High Income Advantage Trust

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                   investment companies (since December 1999); previously Chief
                                                                   Strategic Officer of the Investment Manager and Morgan
                                                                   Stanley Services and Executive Vice President of the
                                                                   Distributor (April 1997-June 1998), Vice President of the
                                                                   Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                   Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel                  Management; Managing Director (since December 2000), and
                                                                   Secretary and General Counsel (since February 1997) and
                                                                   Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Since April     First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           1989            Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Joseph J. McAlinden (59)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center       Financial                        2002). Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                    Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member
SIPC.

MORGAN STANLEY

MORGAN STANLEY
HIGH INCOME
ADVANTAGE TRUST

Annual Report
September 30, 2002

38530RPT-8853J02-ANS-10/02